Finance receivables - Schedule of finance receivables (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Abstract
Minimum payments receivable	$ 2,904,403
Unearned income	113,748
Net investment	3,018,151
Allowance for credit losses	0
Finance receivables, net	$ 3,018,151	$ 3,432,340